(Vanguard Managed Payout Growth Focus Fund Retail) (Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth Focus Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.32%